Federated Hermes Core Bond Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—28.4%
	U.S. Treasury Bonds—9.4%
$ 600,000	1.750%, 8/15/2041	$ 421,148
745,000	2.375%, 11/15/2049	555,797
	TOTAL	976,945
	U.S. Treasury Notes—19.0%
485,000	1.250%, 8/15/2031	397,763
1,250,000	2.500%, 3/31/2027	1,171,093
310,000	3.000%, 7/15/2025	298,744
100,000	3.375%, 5/15/2033	96,437
	TOTAL	1,964,037
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,353,025)	2,940,982
	COMMERCIAL MORTGAGE-BACKED SECURITY—9.2%
	Non-Agency Commercial Mortgage-Backed Security—9.2%
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	948,289
	MORTGAGE-BACKED SECURITIES—6.7%
	Federal Home Loan Mortgage Corporation—4.6%
245,016	2.500%, 12/1/2051	207,768
229,966	3.000%, 7/1/2051	203,277
11,193	7.500%, 1/1/2027	11,367
1,357	7.500%, 1/1/2031	1,421
577	7.500%, 1/1/2031	594
960	7.500%, 1/1/2031	1,001
11,156	7.500%, 2/1/2031	11,666
35,485	7.500%, 2/1/2031	36,650
	TOTAL	473,744
	Federal National Mortgage Association—1.5%
13,886	5.000%, 4/1/2036	13,853
104,153	5.500%, 11/1/2035	105,710
16,690	6.000%, 2/1/2026	16,619
1,524	6.000%, 5/1/2036	1,564
343	6.500%, 7/1/2029	350
546	6.500%, 5/1/2030	558
1,194	6.500%, 2/1/2031	1,220
2,132	6.500%, 4/1/2031	2,181
177	6.500%, 4/1/2031	182
2,804	6.500%, 5/1/2031	2,868
2,101	6.500%, 6/1/2031	2,146
5,668	6.500%, 7/1/2031	5,816
669	6.500%, 8/1/2031	683
663	7.000%, 4/1/2029	684
3,129	7.000%, 5/1/2029	3,229
1,239	7.000%, 2/1/2030	1,279
1,431	8.000%, 12/1/2026	1,455
	TOTAL	160,397

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.6%
$ 47		5.000%, 7/15/2023	$ 47
4,284		7.000%, 10/15/2028	4,351
851		7.000%, 12/15/2028	866
2,107		7.000%, 2/15/2029	2,119
1,019		7.000%, 6/15/2029	1,039
3,429		8.000%, 10/15/2030	3,561
49,052		8.000%, 11/15/2030	51,212
		TOTAL	63,195
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $719,482)	697,336
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	44,844
		Single Family Rental Security—0.8%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	83,390
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,945)	128,234
	[1]	AGENCY RISK TRANSFER SECURITY—1.0%
100,000		FNMA - CAS 2023-R05, Class 1M2, 8.166% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	100,125
	[1]	ADJUSTABLE RATE MORTGAGES—0.7%
		Federal Home Loan Mortgage Corporation ARM—0.1%
13,416		3.965%, 7/1/2035	13,594
		Federal National Mortgage Association ARM—0.6%
17,573		3.995%, 7/1/2034	17,904
42,671		4.550%, 2/1/2036	43,445
		TOTAL	61,349
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $73,665)	74,943
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Federal National Mortgage Association—0.1%
13,126		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	13,163
		Non-Agency Mortgage-Backed Securities—0.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	5,882
2,853	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	138
		TOTAL	6,020
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $74,018)	19,183
		INVESTMENT COMPANIES—53.4%
234,096		Federated Hermes Corporate Bond Strategy Portfolio	2,287,118
372,431		Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[3]	372,431
341,994		Mortgage Core Fund	2,859,070
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,341,204)	5,518,619
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $11,840,329)	10,427,711
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(84,950)
		TOTAL NET ASSETS—100%	$10,342,761

At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	12	$1,285,125	September 2023	$(19,161)
United States Treasury Notes 10-Year Ultra Long Futures	1	$118,438	September 2023	$(784)
United States Treasury Long Bond Long Futures	1	$126,906	September 2023	$506
United States Treasury Notes 10-Year Long Futures	4	$449,063	September 2023	$(5,115)
Short Futures:
United States Treasury Ultra Bond Short Futures	2	$272,438	September 2023	$(3,801)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,355)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,497,938 and $256,325, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2022	$2,200,797	$824,306	$3,233,680	$6,258,783
Purchases at Cost	$347,431	$2,514,950	$567,781	$3,430,162
Proceeds from Sales	$(300,000)	$(2,966,825)	$(980,000)	$(4,246,825)
Change in Unrealized Appreciation/Depreciation	$150,326	$—	$85,040	$235,366
Net Realized Gain/(Loss)	$(111,436)	$—	$(47,431)	$(158,867)
Value as of 6/30/2023	$2,287,118	$372,431	$2,859,070	$5,518,619
Shares Held as of 6/30/2023	234,096	372,431	341,994	948,521
Dividend Income	$66,689	$22,241	$77,071	$166,001
The Fund invests in Mortgage Core Fund (MBCORE), a diversified portfolio of Federated Hermes Core Trust (the “Trust”) which is also managed by the Adviser. The investment objective of MBCORE is to provide total return. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$2,940,982	$—	$2,940,982
Commercial Mortgage-Backed Security	—	948,289	—	948,289
Mortgage-Backed Securities	—	697,336	—	697,336
Asset-Backed Securities	—	128,234	—	128,234
Agency Risk Transfer Security	—	100,125	—	100,125
Adjustable Rate Mortgages	—	74,943	—	74,943
Collateralized Mortgage Obligations	—	19,183	—	19,183
Investment Companies	5,518,619	—	—	5,518,619
TOTAL SECURITIES	$5,518,619	$4,909,092	$—	$10,427,711
Other Financial Instruments:[1]
Assets	$506	$—	$—	$506
Liabilities	(28,861)	—	—	(28,861)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(28,355)	$—	$—	$(28,355)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate